Derivative financial and operating assets and liabilities - Summary of derivative financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Derivatives assets for trading	€ 75	€ 34
Derivative financial assets	248	907
Financial derivative assets - current	17	13
Financial derivative assets - non-current	23	21
Derivative operating assets - current	157	587
Derivative operating assets - non-current	51	286
Derivatives liabilities for trading	(43)	(25)
Derivative financial liabilities	(1,084)	(950)
Financial derivative liabilities - current	(18)	(18)
Financial derivative liabilities - non-current	(21)	0
Derivative operating liabilities - current	(746)	(708)
Derivative operating liabilities - non-current	(299)	(224)
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	26	25
Hedging derivative, liabilities	(1)	(22)
Fair value hedges | Interest rate risk - interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	26	0
Hedging derivative, liabilities	(1)	0
Fair value hedges | Interest rate and currency risk - combined interest rate and currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	0
Hedging derivative, liabilities	0	0
Fair value hedges | Currency risk - forward contracts, currency swaps and currency options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	25
Hedging derivative, liabilities	0	(22)
Fair value hedges | Commodity price risk – commodity swaps and commodity options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	0
Hedging derivative, liabilities	0	0
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	147	848
Hedging derivative, liabilities	(1,040)	(903)
Cash flow hedges | Interest rate risk - interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	19
Hedging derivative, liabilities	(28)	0
Cash flow hedges | Currency risk - forward contracts, currency swaps and currency options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	111	423
Hedging derivative, liabilities	(331)	(266)
Cash flow hedges | Commodity price risk – commodity swaps and commodity options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	36	406
Hedging derivative, liabilities	(681)	(637)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	0
Hedging derivative, liabilities	0	0
Hedges of net investment in foreign operations | Currency risk - forward contracts, currency swaps and currency options
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, assets	0	0
Hedging derivative, liabilities	€ 0	€ 0